Expense Example - Eaton Vance National Ultra-Short Municipal Income Fund	Advisers Class 1 Year	Advisers Class 3 Years	Advisers Class 5 Years	Advisers Class 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	51	169	298	673	275	390	516	883	36	121	215	489